COMMITMENTS AND CONTINGENCIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]	Future non cancellable minimum lease payments are:
2015	146
2016	139
Total	$285

Schedule Of Sponsored Research Agreements Future Minimum Payments [Table Text Block]	We entered into a number of sponsored research agreements during 2014, primarily, which require us to make future payments as follows:
2015 (remaining)	$239
2016	150
Total	$389